Foreign Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Foreign Operations
Foreign Operations

NOTE 15 – Foreign Operations

The Company’s operations are located primarily in the United States, Canada, and the Philippines. Revenues by geographic area are attributed by country of domicile of the Company’s subsidiaries. The financial data by geographic area are as follows (in thousands):

	United States	Canada	Philippines	Eliminations	Total
For the Three Months Ended June 30, 2024 (Successor):
Revenues by geographic area	$1,669	$97	$233	$(233)	$1,766
Operating income (loss) by geographic area	$(3,080)	$(581)	$11	$-	$(3,650)
Net income (loss) by geographic area	$(4,655)	$(613)	$12	$-	$(5,256)

For the Six Months Ended June 30, 2024 (Successor):
Revenues by geographic area	$3,336	$248	$473	$(473)	$3,584
Operating income (loss) by geographic area	$(6,080)	$(1,183)	$26	$-	$(7,237)
Net income (loss) by geographic area	$(9,182)	$(1,270)	$26	$-	$(10,426)

For the Three Months Ended June 30, 2023 (Successor):
Revenues by geographic area	$1,550	$365	$219	$(219)	$1,915
Operating income (loss) by geographic area	$(2,926)	$(766)	$9	$-	$(3,683)
Net income (loss) by geographic area	$(13,980)	$(761)	$11	$-	$(14,730)

For the Period from January 1, 2023 to March 14, 2023 (Predecessor):
Revenues by geographic area	$1,395	$285	$160	$(220)	$1,620
Operating income (loss) by geographic area	$(3,479)	$(905)	$3	$-	$(4,381)
Net income (loss) by geographic area	$(3,342)	$(1,041)	$3	$-	$(4,380)

For the Period from March 15, 2023 to June 30, 2023 (Successor):
Revenues by geographic area	$1,822	$435	$415	$(415)	$2,257
Operating income (loss) by geographic area	$(3,412)	$(924)	$166	$-	$(4,170)
Net income (loss) by geographic area	$(11,200)	$(919)	$168	$(21)	$(11,972)

As of June 30, 2024 (Successor)
Identifiable assets by geographic area	$36,619	$387	$458	$(3,690)	$33,774
Long lived assets by geographic area	$17,188	$247	$94	$-	$17,529
Goodwill by geographic area	$8,737	$-	$-	$-	$8,737

As of December 31, 2023 (Successor)
Identifiable assets by geographic area	$38,143	$627	$434	$(2,623)	$36,581
Long lived assets by geographic area	$18,269	$320	$148	$-	$18,737
Goodwill by geographic area	$8,737	$-	$-	$-	$8,737

NOTE 16 – Foreign Operations

The Company’s operations are located primarily in the United States, Canada, and the Philippines. Revenues by geographic area are attributed by country of domicile of the Company’s subsidiaries. The financial data by geographic area are as follows (in thousands):

	United States	Canada	India	Philippines	Eliminations	Total
For the Period from March 15, 2023, to December 31, 2023 (Successor):
Revenues by geographic area	$4,838	$908	$-	$884	$(884)	$5,746
Operating income (loss) by geographic area	$(46,018)	$(2,380)	$-	$190	$-	$(48,208)
Net income (loss) by geographic area	$(47,073)	$(2,332)	$-	$188	$(21)	$(49,238)

For the Period from January 1, 2023, to March 14, 2023 (Predecessor):
Revenues by geographic area	$1,395	$285	$-	$160	$(220)	$1,620
Operating income (loss) by geographic area	$(3,479)	$(905)	$-	$3	$-	$(4,381)
Net income (loss) by geographic area	$(3,342)	$(1,041)	$-	$3	$-	$(4,380)

For the Year Ended December 31, 2022 (Predecessor):
Revenues by geographic area	$7,011	$2,061	$1,345	$166	$(2,113)	$8,470
Operating income (loss) by geographic area	$(22,358)	$(7,163)	$569	$(96)	$23	$(29,025)
Net income (loss) by geographic area	$(21,774)	$(7,769)	$467	$(99)	$-	$(29,175)

As of December 31, 2023 (Successor)
Identifiable assets by geographic area	$38,143	$627	$-	$434	$(2,623)	$36,581
Long lived assets by geographic area	$18,269	$320	$-	$148	$-	$18,737
Goodwill by geographic area	$8,737	$-	$-	$-	$-	$8,737

As of December 31, 2022 (Predecessor)
Identifiable assets by geographic area	$24,591	$5,484	$228	$415	$(1,438)	$29,280
Long lived assets by geographic area	$15,558	$4,788	$98	$215	$-	$20,659
Goodwill by geographic area	$-	$-	$-	$-	$-	$-